SCHEDULE OF CASH AND CASH EQUIVALENTS (Details) - CAD ($)	Mar. 31, 2022	Dec. 31, 2021
Cash held in banks	$ 19,231,149	$ 22,729,212
Guaranteed investment certificates	345,753	346,501
Cash and Cash Equivalents	$ 19,576,902	$ 23,075,713